INTELLIGENT FINGERPRINTING LIMITED ACQUISITION (Details Narrative)								12 Months Ended
		May 10, 2023 shares	May 08, 2023 USD ($) shares	Feb. 09, 2023 shares	Oct. 04, 2022 USD ($) $ / shares shares	Oct. 04, 2022 USD ($) $ / shares shares	Oct. 04, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Oct. 04, 2022 GBP (£) shares	Jun. 30, 2021 shares
Preferred stock, par value | $ / shares								$ 0.01	$ 0.01
Note receivable settled for business acquisition						$ 504,938		$ 504,938
Equity issuance costs								518,914
Acquired intangible assets			$ 5,463,000
Goodwill			$ 3,803,293
Revenue								1,256,872
Net loss								(10,631,720)	(8,306,051)
Goodwill impairment								4,158,670
Amortization of other intangible assets								850,782	$ 0
Series C Preferred Stock [Member]
Number of shares post-reverse stock split | shares				0.15
Stock issued during period shares new issues | shares					2,363,003
Reserved for future issuance | shares					1,649,273	1,649,273	1,649,273			1,649,273
Convertible notes								$ 616,800
Series C Preferred Stock [Member] | Stockholders [Member]
Shares outstanding | shares		3,512,277
Converted into shares of common stock. | shares		526,818
Series C Preferred Stock [Member] | Share Exchange Agreement [Member]
Number of shares post-reverse stock split | shares					0.15
Stock issued during period shares acquisitions | shares					500,000
Series C Preferred Stock [Member] | Share Exchange Agreement [Member] | Convertible Loan Holders [Member]
Stock issued during period shares new issues | shares					1,149,273
Hold-back Series C Preferred Stock [Member] | Share Exchange Agreement [Member]
Stock issued during period shares acquisitions | shares					500,000
Common Stock [Member]
Stock issued during period shares new issues | shares							148,183
Stock issued during period shares acquisitions | shares	[1]							148,155
Shares outstanding | shares	[1]							2,330,399	744,495		679,106
Lender Preferred Shares [Member] | Series C Preferred Stock [Member] | Stockholders [Member]
Shares outstanding | shares		1,149,273
Closing Holdback Shares [Member] | Series C Preferred Stock [Member]
Shares outstanding | shares			500,000
Converted into shares of common stock. | shares			75,000
Closing Holdback Shares [Member] | Series C Preferred Stock [Member] | Stockholders [Member]
Shares outstanding | shares		500,000
Intelligent Fingerprinting Limited [Member]
Stock issued during period shares new issues | shares					2,363,003
Note receivable settled for business acquisition					$ 504,938
Acquired intangible assets			$ 5,463,000
Goodwill			3,803,293
Revenue								$ 1,256,872
Net loss								5,131,628
Amortization of other intangible assets								805,764
Convertible notes								$ 1,537,565
Intelligent Fingerprinting Limited [Member] | Technology-Based Intangible Assets [Member]
Acquired intangible assets			$ 5,119,000
Estimated useful life			7 years
Intelligent Fingerprinting Limited [Member] | Customer Relationships [Member]
Acquired intangible assets			$ 252,000
Estimated useful life			3 years
Intelligent Fingerprinting Limited [Member] | Trademarks and Trade Names [Member]
Acquired intangible assets			$ 92,000
Weighted average useful lives (years)			indefinite
Intelligent Fingerprinting Limited [Member] | Bridge Facility Agreement [Member]
Note receivable settled for business acquisition					504,938
Intelligent Fingerprinting Limited [Member] | Various Loan Agreement [Member]
Accrued liabilities					$ 1,425,307	$ 1,425,307	$ 1,425,307			£ 1,254,270
Loan bear interest percentage					17.00%	17.00%	17.00%			17.00%
Loan bear variable interest percentage					22.00%	22.00%	22.00%			22.00%
Intelligent Fingerprinting Limited [Member] | Common Stock [Member]
Number of shares post-reverse stock split | shares					148,183
Stock issued during period shares new issues | shares					2,963,091
Share Exchange Agreement [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock, par value | $ / shares					$ 0.01	$ 0.01	$ 0.01
IFP Acquisition [Member] | Series C Preferred Stock [Member]
Equity issuance costs					$ 806,397
Intelligent Fingerprinting Limited [Member]
Equity method ownership percentage					100.00%	100.00%	100.00%			100.00%

[1]	Common Stock has been retroactively adjusted to reflect the decreased number of shares resulting from a 1 for 20 reverse stock split throughout the consolidated financial statements unless otherwise stated.